ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS (Details)				12 Months Ended
	Dec. 13, 2016 shares	Dec. 02, 2014 shares	Oct. 23, 2014 HKD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Sep. 19, 2022	Apr. 01, 2022	Aug. 02, 2017	Jun. 30, 2016 USD ($)	Oct. 26, 2015 shares	Jul. 27, 2014
Common stock shares issued | shares				19,837,642	19,837,642						21,526,747
Cash consideration										$ 270,000
Net loss				$ (203,259)	$ (2,863,113)	$ (41,077,304)
Net stockholders' equity				5,308,456	$ 5,280,267
Amount of current liabilities exceeds current assets				$ (1,468,197)
Ms. Wenyu Li [Member]
Percentage of individual beneficially owning										8.10%
Wang Hong
Percentage of acquired the equity capital												100.00%
Ruikai Taifu
Percentage of acquired the equity capital				60.00%
Zhongrui Xuikai
Percentage of acquired the equity capital				71.43%			51.00%	71.43%
Freeman FinTech Corporation [Member]
Agreement to transfer ordinary shares | shares	13,440,000
Percentage of owned subsidiary	67.00%
Jinshang Leasings [Member]
Agreement to transfer ordinary shares | shares		30,000,000
Percentage of owned subsidiary		100.00%
Spectacular Bid Limited [Member]
Percentage of owned subsidiary									67.00%
Full Shine [Member]
Business incorporation cost			$ 1
Former [Member] | Holdco [Member]
Percentage of acquired the equity capital											78.00%
Former [Member] | Sino
Percentage of acquired the equity capital											22.00%
Wins Finance Group Limited ("WFG")
Percentage of shareholders exchanged											100